Commitments and Contingencies (Details)	Jan. 31, 2017 USD ($)	Jul. 08, 2016 employee
Stephen Wurth Photograph, Inc.
Loss Contingencies [Line Items]
Number of former employees | employee		2
Outbrain, Inc. | Subsequent Event
Loss Contingencies [Line Items]
Loss contingency, damages sought | $	$ 739,190